As filed with the U.S. Securities and Exchange Commission on June 21, 2011

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 549	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 549
(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.

WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.

787 SEVENTH AVENUE NEW YORK, NY 10019-6099	1875 K STREET, NW WASHINGTON, DC 20006-1238	400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(June 21, 2011)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Trust:

iShares Floating Rate Note Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 549 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 21st day of June 2011.

iShares Trust

By:
Michael Latham* President and Trustee
Date:	June 21, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 549 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham* President and Trustee Date: June 21, 2011

John E. Martinez* Trustee Date: June 21, 2011

George G. C. Parker* Trustee Date: June 21, 2011

Cecilia H. Herbert* Trustee Date: June 21, 2011

Charles A. Hurty* Trustee Date: June 21, 2011

John E. Kerrigan* Trustee Date: June 21, 2011

Robert H. Silver* Trustee Date: June 21, 2011

Robert S. Kapito* Trustee Date: June 21, 2011

Madhav V. Rajan** Trustee Date: June 21, 2011

/s/ Jack Gee
Jack Gee Trustee Date: June 21, 2011

/s/ Jack Gee
*,** By: Jack Gee Attorney-in-fact Date: June 21, 2011

*   Powers of Attorney, each dated May 26, 2010, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez and Robert S. Kapito are incorporated herein by reference to PEA No. 444.

** Power of Attorney, dated May 16, 2011, for Madhav V. Rajan is incorporated herein by reference to Post-Effective Amendment No. 546, filed June 6, 2011.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase